UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

1700 California Street, Suite 335, San Francisco, CA            94109

  (Address of principal executive offices)

                   (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749-6565

Date of fiscal year end: May 31

Date of reporting period: February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Encompass Fund
		Schedule of Investments
	February 29, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Application Software & Services
75,000	CounterPath Corp. *	$ 28,500	0.92%

Automotive/Truck Rentals
2,530	Avis Budget Group, Inc. *	28,918	0.94%

Bituminous Coal & Lignite Surface Mining
1,750	Peabody Energy Corp.	99,085	3.21%

Copper Mining & Processing
110,000	Global Hunter Corp * (Canada)	21,897	0.71%

Crude Petroleum & Natural Gas
150,000	Continental Energy Corp. * (Canada)	26,250
2,600	Double Eagle Petroleum Co. *	43,992
4,000	Petrohawk Energy Corp. *	72,320
4,630	Talisman Energy Inc. (Canada)	78,479
		221,041	7.16%

Drug Delivery Systems
40,000	Delcath Systems Inc. *	60,800	1.97%

Generic Drugs
4,500	3SBio Inc. * (China) **	36,765
2,050	Teva Pharmaceutical Industries Ltd. ** (Israel)	100,594
		137,359	4.45%

Industrial Metals & Minerals
17,000	Avalon Ventures Ltd. * (Canada)	26,899
25,000	Avalon Ventures Ltd. Units * (Restricted) *** (Canada)	34,875
13,225	Canadian Royalties Inc. * (Canada)	31,996
375,000	Goldbrook Ventures * (Canada)	72,734
		166,503	5.39%

Lodging Operations
2,815	Wyndham Worldwide Corp.	62,409	2.02%

Miscellaneous Manufacturing Industries
10,000	Elixir Gaming Technologies, Inc. *	29,200	0.95%

Oil & Gas Royalty Trusts
2,400	Crescent Point Energy Trust * (Canada)	66,517
1,416	Penn West Energy Trust (Canada)	40,002
		106,519	3.45%

Oil/Gas Construction & Service
3,650	Global Industries Ltd. *	67,197
10,000	Parker Drilling Co. *	66,300
		133,497	4.32%

Precious Metals Mining & Processing
50,000	Canarc Resources Corp. * (Canada)	19,396
40,000	Claude Resources Inc. * (Canada)	52,800
30,000	Exeter Resource Corp. * (Canada)	150,000
10,475	Fronteer Development Group Inc. * (Canada)	94,694
7,500	NovaGold Resources Inc. * (Canada)	85,275
5,500	Seabridge Gold Inc. * (Canada)	149,490
10,450	US Gold Corp. *	36,680
10,045	Yamana Gold Inc. (Canada)	180,710
		769,044	24.90%

Security Brokers, Dealers & Flotation Companies
3,850	TD AMERITRADE Holding Corporation *	70,455	2.28%

Semiconductors & Related Devices
10,000	DayStar Technologies Inc. *	32,200	1.04%

Silver Mining and Processing
18,800	Endeavour Silver Corp. * (Canada)	81,592
3,000	Silver Wheaton Corp. * (Canada)	51,960
		133,552	4.32%

Specialty Finance
4,000	KKR Financial Holdings LLC	57,560	1.86%

Surgical & Medical Instruments
300	Covidien, Ltd. (Bermuda)	12,837	0.42%

Uranium Mining & Exploration
1,600	Cameco Corp. (Canada)	62,800
11,000	Paladin Resources Ltd. * (Canada)	61,984
15,000	Uranium Energy Corp. *	53,100
10,000	Uranium Energy Corp. * (Restricted) ****	33,440
		211,324	6.84%

Utilities
9,665	NorthWestern Corp.	249,260	8.07%

Wholesale - Electronic Parts & Equipment
300	Tyco Electronics, Ltd. (Bermuda)	9,870	0.32%

Wholesale - Petroleum Distribution
2,125	Aegean Marine Petroleum Network Inc. (Greece)	58,246	1.89%

Zinc Recycling & Products
4,000	Horsehead Holding Corp. *	62,800	2.03%

Total for Common Stock (Cost - $2,726,859)		2,762,875	89.46%

REAL ESTATE INVESTMENT TRUSTS
10,000	Ashford Hospitality Trust Inc.	66,500
7,000	Crystal River Capital Inc.	74,760
1,500	iStar Financial Inc.	29,565
2,350	Lexington Corporate Properties Trust	34,005
1,115	Monmouth Capital Corp.	9,032
6,000	Prime Group Realty - Pfd. B	70,800
Total for Real Estate Investment Trusts (Cost - $421,601)		284,661	9.22%

WARRANTS
55,000	Global Hunter Corp * (expires 8-23-2009) *****	-
Total for Warrants (Cost - $0)		-	0.00%

Cash Equivalents
60,142	Huntington Bank Money Market Fund IV 2.56% ******	60,142	1.95%
	(Cost - $60,142)

	Total Investments	3,107,678	100.63%
	(Cost - $3,208,602)

	Liabilities in Excess of Other Assets	(19,438)	-0.63%

	Net Assets	$ 3,088,240	100.00%

Encompass Fund
Schedule of Written Options
February 29, 2008 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

Yamana Gold Inc. (Canada)
April 2008 Calls @ 17.50	10,000	17,000	0.55%

Total (Premiums Received $13,900)		$ 17,000

* Non-Income producing securities during the period.
** ADR; American Depository Receipt.
*** Each Avalalon Ventures Ltd. Unit is comprised of 1 share of restricted Avalon Ventures common stock and
1/2 of a warrant that expires May 22, 2009, with an exercise price of $2.00 Canadian (per whole warrant).
**** Each Uranium Energy Corp. Unit is comprised of 1 share of restricted Uranium Energy common stock and 1 warrant that expires December 11, 2008, with an exercise price of $4.25.
***** Each Global Hunter Corp. warrant expires August 23, 2009, with an exercise price of $0.60 Canadian.
****** Variable rate security; the coupon rate shown represents the rate at February 29, 2008.
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

ENCOMPASS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 29, 2008 was $3,208,602, and premiums received from options written were $13,900.

At February 29, 2008, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

        Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

           $451,325                      ($555,349)                                 ($104,024)

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       President

Date:       4/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       President

Date:       4/28/08

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       Chief Financial Officer

Date:       4/28/08